Subsidiary Preferred Shares - Changes in value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	$ 100,989
Issuance of new preferred shares			$ 97,493
Finance costs	2,946	$ 2,576	(34)
Ending balance	118,972	100,989
Subsidiary Preferred Shares
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	100,989	217,519
Adjustment for initial application of IFRS 9		0
Issuance of new preferred shares	13,750	51,048
Conversion of convertible notes		4,894
Increase in value of preferred shares measured at fair value	4,234	33,636
Finance costs		1,458
Deconsolidation of subsidiary		(207,346)
Other		(108)
Cash Distribution		(112)
Ending balance	$ 118,972	$ 100,989	$ 217,519